As filed with the Securities and Exchange Commission on April 1, 2014
1933 Act Registration No. 333-61554
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 59 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 390 /X/

Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)

Lincoln ChoicePlusSM II Advance and
Lincoln ChoicePlus AssuranceSM (L Share)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Adam C. Ciongoli, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:

Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on _____________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _____________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

ChoicePlusSM II, ChoicePlus AssuranceSM B Share
ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM II Bonus, ChoicePlus AssuranceSM Bonus
ChoicePlus AssuranceSM A Share, ChoicePlusSM Design

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

ChoicePlusSM II, ChoicePlus AssuranceSM B Share
ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM II Bonus, ChoicePlus AssuranceSM Bonus
ChoicePlus AssuranceSM A Share, ChoicePlusSM Design

Supplement dated April 1, 2014 to the Prospectus dated May 1, 2013, as supplemented

This Supplement outlines important changes regarding investment options and Investment Requirements that impact your individual variable annuity contract.  All other provisions of your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Effective May 19, 2014, the following funds will be available as new investment options under your contract:

•	ClearBridge Variable Mid Cap Core Portfolio (Class II)
•	Invesco V.I. International Growth Fund1 (Series II)
•	LVIP Invesco Diversified Equity-Income RPM Fund (Service Class)
•	LVIP Multi-Manager Global Equity RPM Fund (Service Class)
•	LVIP PIMCO Low Duration Bond Fund (Service Class)
•	LVIP VIP Mid Cap RPM Portfolio (Service Class)

1This will be a new investment option for ChoicePlus AssuranceSM A Share and ChoicePlusSM Design contractowners. For all other Contractowners, this fund was previously unavailable to contracts issued on or after May 24, 2004, but will re-open for all Contractowners on May 19, 2014.

Also effective May 19, 2014, the Templeton Global Bond VIP Fund2 will become available to all Contractowners, regardless of the date you purchased your contract.

2Formerly known as FTVIPT Templeton Global Bond Securities Fund. This name change will be effective May 1, 2014.

The following table shows the expenses charged by each fund for the time period shown below (as a percentage of each fund’s average net assets):

	Management Fees (before any waivers/ Reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimbursements) +	Acquired Fund Fees and Expenses (AFFE) =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
ClearBridge Variable Mid Cap Core Portfolio	The expenses charged by the fund will be available May 1, 2014.
Invesco V.I. International Growth Fund (as of 12/31/12)	0.71%	0.25%	0.30%	0.00%	1.26%	0.00%	1.26%
LVIP Invesco Diversified Equity- Income RPM Fund	The expenses charged by the fund will be available May 1, 2014.
LVIP Multi-Manager Global Equity RPM Fund	The expenses charged by the fund will be available May 1, 2014.
LVIP PIMCO Low Duration Bond Fund	The expenses charged by the fund will be available May 1, 2014.
LVIP VIP Mid Cap RPM Portfolio1 (as of 10/2/13)	0.69%	0.35%	0.33%	0.65%	2.02%	-0.92%	1.10%

1Other Expenses and AFFE are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.64% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Fund’s average daily net assets. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

Investments of the Variable Account – Description of the Funds.  This section outlines the investment objectives for the new funds listed above, effective May 19, 2014. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. International Growth Fund: long-term growth of capital.

Legg Mason Partners Variable Equity Trust, advised by LeggMason Partners Fund Advisor, LLC
•	ClearBridge Variable Mid Cap Core Portfolio: long-term growth of capital

LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP Invesco Diversified Equity- Income RPM Fund: capital appreciation and current income; a fund of funds.
•	LVIP Multi-Manager Global Equity RPM Fund: long-term growth of capital; a fund of funds.
•	LVIP PIMCO Low Duration Bond Fund: to seek a high level of current income consistent with preservation of capital.
•	LVIP VIP Mid Cap RPM Portfolio: capital appreciation; a fund of funds.

The Contracts – Investment Requirements.

If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective May 19, 2014. All other provisions of Investment Requirements remain unchanged.

For contracts issued by The Lincoln National Life Insurance Company:

The following change applies to Investment Requirements - Option 1.  The LVIP Multi-Manager Global Equity RPM Fund and Invesco V.I. International Growth Fund will be added to the list of Limited Subaccounts. The LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP PIMCO Low Duration Bond Fund will be considered “Non-Limited Subaccounts” as that term is described in your prospectus.

The following change applies to Investment Requirements - Option 2.  The LVIP PIMCO Low Duration Bond Fund will be added to Group 1, and to the list of funds among which you may allocate 100% of your Contract Value.   The Invesco V.I. International Growth Fund, LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP Multi-Manager Global Equity RPM Fund will be added to Group 2.

The following change applies to Investment Requirements – Option 3 for Protected Funds Riders: The LVIP PIMCO Low Duration Bond Fund will be added to Group 1, and to the list of funds among which you may allocate 100% of your Contract Value. The LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP Multi-Manager Global Equity RPM Fund will be added to Group 2.

The following change applies to Investment Requirements – Option 3 for other Living Benefit Riders: The LVIP PIMCO Low Duration Bond Fund will be added to Group 1, and to the list of funds among which you may allocate 100% of your Contract Value. The Invesco V.I. International Growth Fund, LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP Multi-Manager Global Equity RPM Fund will be added to Group 2.

For all options, the ClearBridge Variable Mid Cap Core Portfolio is unavailable to any Contractowner with a Living Benefit Rider. The Templeton Global Bond VIP Fund is unavailable if you elected your Living Benefit Rider on or after June 30, 2009.

For contracts issued by Lincoln Life & Annuity Company of New York:

The following change applies to Riders purchased on or after January 20, 2009 and prior to June 30, 2009: The LVIP PIMCO Low Duration Bond Fund will be added to Group 1, and to the list of funds among which you may allocate 100% of your Contract Value. The Invesco V.I. International Growth Fund, LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP Multi-Manager Global Equity RPM Fund will be added to Group 2.

The following change applies to Riders purchased on or after June 30, 2009 for Protected Funds Riders:  The LVIP PIMCO Low Duration Bond Fund will be added to Group 1, and to the list of funds among which you may allocate 100% of your Contract Value. The LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP Multi-Manager Global Equity RPM Fund will be added to Group 2.

The following change applies to Riders purchased on or after June 30, 2009 for other Living Benefit Riders: The LVIP PIMCO Low Duration Bond Fund will be added to Group 1, and to the list of funds among which you may allocate 100% of your Contract Value. The Invesco V.I. International Growth Fund, LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP Multi-Manager Global Equity RPM Fund will be added to Group 2. The Templeton Global Bond VIP Fund is unavailable.

For all options, the ClearBridge Variable Mid Cap Core Portfolio is unavailable to any Contractowner with a Living Benefit Rider.

The information in this Supplement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Supplement is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Please retain this Supplement for future reference.

PART A

The prospectuses for the ChoicePlus II Advance and ChoicePlus Assurance (L Share) variable annuity contracts, as supplemented, are incorporated herein by reference to Post-Effective Amendment No. 56 (File No. 333-61554) filed on April 17, 2013.

PART B

The Statements of Additional Information for the ChoicePlus II Advance and ChoicePlus Assurance (L Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 56 (File No. 333-61554) filed on April 17, 2013.

The Statements of Additional Information for the ChoicePlus II Advance and ChoicePlus Assurance (L Share) variable annuity contracts, as supplemented, are incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-138190) filed on April 1, 2014.

Lincoln Life Variable Annuity Account N

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 56 (File No. 333-61554) filed on April 17, 2014.3

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-138190) filed on April 1, 2014.

Statement of Assets and Liabilities - December 31, 2013
Statement of Operations - Year ended December 31, 2013
Statements of Changes in Net Assets - Years ended December 31, 2013 and 2012
Notes to Financial Statements - December 31, 2013
Report of Independent Registered Public Accounting Firm

3. Part B

The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-138190) filed on April 1, 2014.

Consolidated Balance Sheets - Years ended December 31, 2013 and 2012
Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2013, 2012 and 2011
Consolidated Statements of Stockholders’ Equity - Years ended December 31, 2013, 2012 and 2011
Consolidated Statements of Cash Flows - Years ended December 31, 2013, 2012 and 2011
Notes to Consolidated Financial Statements - December 31, 2013
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2) None

(3)(a) Selling Group Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

(b) Amendment to Selling Group Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

(c) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

(e) Selling Group for ChoicePlus Assurance is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

(f) ChoicePlus Selling Agreement with Affiliates is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

(g) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4)(a) Variable Annuity Contract incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(b) Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(c) Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

(d) Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

(e) Annuity Payment Option Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(f) Interest Adjusted Fixed Account Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(g) 1% Step-Up Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(h) 1% Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(i) Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(j) DCA Fixed Account Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(k) Accumulation Benefit Enhancement (ABE) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

(l) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61554) filed on October 11, 2002.

(m) Estate Enhancement Benefit Rider with 5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

(n) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61554) filed on October 11, 2002

(o) 28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(p) 28877 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(q) 5305 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(r) Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(s) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(t) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(u) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(v) Variable Annuity Income Rider (I4LA-NQ 10/02) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(w) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(x) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(y) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(z) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(aa) 1% step-up and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(bb) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(cc) 1% step-up and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(dd) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(ee) GOP prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(ff) Variable Annuity Income Rider (I4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

(gg) Variable Annuity Income Rider (I4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

(hh) Variable Annuity Income Rider (I4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

(ii) Variable Annuity Income Rider (I4L-Q 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

(jj) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.

(kk) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(ll) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(mm) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(nn) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(oo) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(pp) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

(qq) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

(rr) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

(ss) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

(tt) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

(uu) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

(vv) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-61554) filed on December 21, 2006.

(ww) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-61554) filed on April 17, 2007.

(xx) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-61554) filed on April 17, 2007.

(yy) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(zz) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(a-3) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(b-3) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(c-3) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(d-3) SmartIncome Rider and Amendment (AE 525 2/09) incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-61554) filed on November 20, 2009.

(e-3) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(f-3) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(g-3) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(h-3) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(i-3) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(j-3) Long-Term Care Benefits Rider (AR 518 3/10 Level) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(k-3) Long-Term Care Benefits Rider (AR 519 3/10 Growth) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(l-3) Contract Amendment for LTC Benefits (AA 531 3/10) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(m-3) LTC Fixed Account Rider (AR 532) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(n-3) LTC Benefit Specifications (AS 533) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(o-3) Long-Term Care Coverage Endorsement (AE 517) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(p-3) Variable Annuity Contract (30070-B) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(q-3) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.

(r-3) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration on Form N-4 (File No. 333-181612) filed on May 23, 2012.

(5)(a) ChoicePlus II Advance Application incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

(b) ChoicePlus Assurance (L Share) Application (CPAL 1/08) incorporated herein by reference to Post-Effective No. 25 (File No. 333-61554) filed on April 10, 2008.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

(b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.
(i) Amendments to the Automatic Indemnity Reinsurance Agreement incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-138190) filed on November 5, 2013.

(b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(i) Amendments to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.

(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(ii) DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

(iv) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(v) Fidelity Variable Insurance Products incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

(vi) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(vii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(viii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

(ix) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

(x) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(xi) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(xii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(xiii) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(xiv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(xv) DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(xvi) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ii) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

(iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(iv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

(v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.

(vi) Fidelity Variable Insurance Products incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(viii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ix) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(x) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.

(c) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673), filed on November 28, 2007.

(9)(a) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-181796) filed on August 6, 2013.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name	Positions and Offices with Depositor
Charles A. Brawley, III**	Vice President and Secretary
Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Chuck C. Cornelio***	Executive Vice President, Chief Administrative Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**	President and Director
Mark E. Konen**	Executive Vice President and Director
Keith J. Ryan*	Vice President and Director

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2014 there were 292,988 contract owners under Account N.

Item 28. Indemnification

a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life &

Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
Elizabeth M. O’Brien*	Director
Thomas P. O'Neill*	Senior Vice President and Director
Nancy A. Smith*	Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 59 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 1st day of April, 2014.

Lincoln Life Variable Annuity Account N (Registrant) Lincoln ChoicePlusSM II Advance and Lincoln ChoicePlus AssuranceSM (L Share)
By:	/s/ Kimberly A. Genovese Kimberly A.Genovese Assistant Vice President, The Lincoln National Life Insurance Company (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Stephen R. Turer Stephen R. Turer (Signature-Officer of Depositor) Vice President, The Lincoln National Life Insurance Company (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 1, 2014.

Signature	Title
* Dennis R. Glass	President and Director (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Charles C. Cornelio	Executive Vice President, Chief Administrative Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* Mark E. Konen	Executive Vice President and Director
* Keith J. Ryan	Vice President and Director
*By: /s/ Kimberly A.Genovese Kimberly A.Genovese	Pursuant to a Power of Attorney